Consolidated balance sheets - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents (including RMB911,581,943 and RMB2,457,242,507 from structure funds as of December 31, 2017 and 2018, respectively, which could only be used to granting new loans and activities as mentioned in Note 1)	¥ 3,161,657,934	¥ 1,190,360,385
Loans principal, interest and financing service fee receivables (net of allowance of RMB440,336,086 and RMB 863,038,604 as of December 31, 2017 and 2018, respectively)	14,998,285,866	16,261,167,957
Available-for-sale investments	682,252,159	360,187,885
Property and equipment	19,166,229	22,467,900
Intangible assets and goodwill	4,176,244	3,342,463
Deferred tax assets	217,615,423	112,529,947
Deposits	178,217,958	150,325,225
Other assets	93,345,352	115,483,728
Total assets	19,354,717,165	18,215,865,490
Interest-bearing borrowings
Borrowings under agreements to repurchase	4,213,900,028	3,512,114,961
Other borrowings	11,110,876,011	12,195,821,217
Accrued employee benefits	42,179,041	68,827,798
Income tax payable	689,415,410	383,338,483
Deferred tax liabilities	1,305,540	776,971
Other liabilities	251,485,755	223,737,268
Total liabilities	16,309,161,785	16,384,616,698
Ordinary shares (3,800,000,000 shares authorized, 1 share with HKD0.0001 as par value and 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2017 and December 31, 2018, respectively)	916,743	0
Additional paid-in capital	921,703,448	569,125,240
Retained earnings	2,127,501,707	1,266,592,996
Accumulated other comprehensive losses	(4,566,518)	(4,469,444)
Total shareholders' equity	3,045,555,380	1,831,248,792
Total liabilities and shareholders' equity	¥ 19,354,717,165	¥ 18,215,865,490